Restricted Cash - Schedule of Restricted cash (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 0.0	$ 0.0	$ 0.2